Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 380	₱ 3,369
Total assets	75,089	63,671
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Total assets	402	3,411
Derivative Financial Assets – Net of Current Portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL		1
Current Portion Of Derivative Financial Assets | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 22	₱ 41